Shareholder Report, Holdings (Details)	May 31, 2024
C000019105 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000019105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000019105 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000019105 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000019105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000019105 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000019105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.38%
C000019105 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000019105 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000019105 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000019105 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000019105 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000019105 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000019105 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000156660 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000156660 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000156660 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000156660 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000156660 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000156660 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000156660 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.38%
C000156660 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000156660 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000156660 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000156660 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000156660 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000156660 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000156660 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000156656 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000156656 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000156656 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.57%
C000156656 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.42%
C000156656 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000156656 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000156656 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.13%
C000156653 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000156653 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000156653 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000156653 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000156653 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000156653 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000156653 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156653 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.62%
C000156653 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000156653 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000156653 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019088 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000019088 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000019088 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000019088 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000019088 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000019088 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000019088 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000019088 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.62%
C000019088 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000019088 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000019088 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000054722 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000054722 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000054722 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000054722 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000054722 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000054722 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000054722 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.38%
C000054722 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000054722 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000054722 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000054722 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000054722 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000054722 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000054722 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000156661 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000156661 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000156661 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000156661 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000156661 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000156661 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000156661 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.38%
C000156661 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000156661 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000156661 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000156661 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000156661 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000156661 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000156661 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000054715 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000054715 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000054715 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.57%
C000054715 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.42%
C000054715 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000054715 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000054715 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.13%
C000019106 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000019106 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000019106 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000019106 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000019106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000019106 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000019106 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.38%
C000019106 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000019106 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000019106 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000019106 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000019106 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000019106 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000019106 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000054712 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000054712 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000054712 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000054712 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000054712 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000054712 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000054712 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000054712 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.62%
C000054712 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000054712 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000054712 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000188284 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000188284 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000188284 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000188284 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000188284 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000188284 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000188284 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.38%
C000188284 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000188284 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000188284 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000188284 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000188284 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000188284 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000188284 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019097 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000019097 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000019097 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.57%
C000019097 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.42%
C000019097 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000019097 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000019097 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.13%
C000054723 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000054723 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000054723 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000054723 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000054723 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000054723 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000054723 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.38%
C000054723 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000054723 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000054723 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000054723 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000054723 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000054723 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000054723 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019095 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000019095 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000019095 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.57%
C000019095 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.42%
C000019095 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000019095 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000019095 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.13%
C000019091 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000019091 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000019091 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000019091 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000019091 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000019091 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000019091 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000019091 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.62%
C000019091 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000019091 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000019091 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000156657 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000156657 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000156657 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.57%
C000156657 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.42%
C000156657 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000156657 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000156657 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.13%
C000054716 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000054716 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000054716 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.57%
C000054716 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.42%
C000054716 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000054716 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000054716 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.13%
C000156654 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000156654 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000156654 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000156654 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000156654 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000156654 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000156654 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156654 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.62%
C000156654 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000156654 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000156654 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019103 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000019103 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000019103 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000019103 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000019103 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000019103 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000019103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.38%
C000019103 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000019103 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000019103 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000019103 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000019103 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000019103 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000019103 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000156658 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000156658 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000156658 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.57%
C000156658 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.42%
C000156658 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000156658 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000156658 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.13%
C000054717 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000054717 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000054717 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.57%
C000054717 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.42%
C000054717 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000054717 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000054717 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.13%
C000019092 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000019092 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000019092 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000019092 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000019092 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000019092 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000019092 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000019092 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.62%
C000019092 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000019092 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000019092 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000156659 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000156659 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000156659 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000156659 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000156659 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000156659 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000156659 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.38%
C000156659 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000156659 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000156659 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000156659 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000156659 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000156659 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000156659 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000188282 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000188282 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000188282 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.57%
C000188282 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.42%
C000188282 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000188282 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000188282 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.13%
C000054713 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000054713 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000054713 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000054713 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000054713 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000054713 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000054713 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000054713 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.62%
C000054713 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000054713 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000054713 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019096 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000019096 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000019096 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.57%
C000019096 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.42%
C000019096 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000019096 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000019096 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.13%
C000054721 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000054721 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000054721 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000054721 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000054721 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000054721 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000054721 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.38%
C000054721 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000054721 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000054721 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000054721 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000054721 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000054721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000054721 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000156655 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000156655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000156655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000156655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000156655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000156655 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000156655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000156655 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.62%
C000156655 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000156655 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000156655 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019090 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000019090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000019090 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000019090 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000019090 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000019090 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000019090 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000019090 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.62%
C000019090 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000019090 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000019090 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019093 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000019093 | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.89%
C000019093 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.57%
C000019093 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.42%
C000019093 | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000019093 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.42%
C000019093 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.13%
C000019107 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000019107 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000019107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000019107 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000019107 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000019107 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000019107 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.38%
C000019107 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000019107 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.11%
C000019107 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000019107 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000019107 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000019107 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000019107 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000188280 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000188280 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000188280 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000188280 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000188280 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000188280 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000188280 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000188280 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.62%
C000188280 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000188280 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000188280 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000054714 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000054714 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000054714 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.25%
C000054714 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000054714 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000054714 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	12.02%
C000054714 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000054714 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.62%
C000054714 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000054714 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000054714 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.08%